Financial risk management - credit risk (Details) - Ten Customers - customer	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Credit risk
Number of customers collectively accounted for more than 10%	10	10
Concentration risk	16.00%	19.00%